UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $681,440
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number         Name

1.    028-XXXXX                    Cobalt Offshore Master Fund LP*

2.    028-10572                    Cobalt Partners, L.P.

3.    028-12326                    Cobalt Partners II, L.P.
      -----------------------     ------------------------------------


*Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/  PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION     MGRS  SOLE   SHARED    NONE
--------------                --------------   -----      --------   -------   ---  ----  ----------     ----  ----   ------    ----
ADOBE SYS INC                 COM              00724F101   4,258       200,000 SH        SHARED-DEFINED  1,2,3         200,000
AETNA INC NEW                 COM              00817Y108  15,675       550,000 SH        SHARED-DEFINED  1,2,3         550,000
AGRIUM INC                    COM              008916108   6,826       200,000 SH        SHARED-DEFINED  1,2,3         200,000
AMERICAN TOWER CORP           CL A             029912201   7,240       246,928 SH        SHARED-DEFINED  1,2,3         246,928
AMERISOURCEBERGEN CORP        COM              03073E105   3,566       100,000 SH        SHARED-DEFINED  1,2,3         100,000
ATLAS AMER INC                COM              049167109  80,438     5,416,697 SH        SHARED-DEFINED  1,2,3       5,416,697
ATLAS ENERGY RESOURCES LLC    COM              049303100  69,693     5,457,539 SH        SHARED-DEFINED  1,2,3       5,457,539
BALL CORP                     COM              058498106   2,080        50,000 SH        SHARED-DEFINED  1,2,3          50,000
BUCKLE INC                    COM              118440106   1,091        50,000 SH        SHARED-DEFINED  1,2,3          50,000
CABOT OIL & GAS CORP          COM              127097103  20,551       790,437 SH        SHARED-DEFINED  1,2,3         790,437
CARDINAL HEALTH INC           COM              14149Y108   5,171       150,000 SH        SHARED-DEFINED  1,2,3         150,000
CENTEX CORP                   COM              152312104   5,233       491,848 SH        SHARED-DEFINED  1,2,3         491,848
CME GROUP INC                 COM              12572Q105     614         2,948 SH        SHARED-DEFINED  1,2,3           2,948
COCA COLA ENTERPRISES INC     COM              191219104   2,406       200,000 SH        SHARED-DEFINED  1,2,3         200,000
CONSTELLATION ENERGY GROUP I  COM              210371100   2,258        90,000 SH        SHARED-DEFINED  1,2,3          90,000
CORN PRODS INTL INC           COM              219023108   5,770       200,000 SH        SHARED-DEFINED  1,2,3         200,000
CORRECTIONS CORP AMER NEW     COM NEW          22025Y407     818        50,000 SH        SHARED-DEFINED  1,2,3          50,000
COVENTRY HEALTH CARE INC      COM              222862104  12,276       825,000 SH        SHARED-DEFINED  1,2,3         825,000
CROWN CASTLE INTL CORP        COM              228227104   8,929       507,900 SH        SHARED-DEFINED  1,2,3         507,900
CROWN HOLDINGS INC            COM              228368106  28,413     1,479,839 SH        SHARED-DEFINED  1,2,3       1,479,839
CSX CORP                      COM              126408103  19,514       600,981 SH        SHARED-DEFINED  1,2,3         600,981
DELTA AIR LINES INC DEL       COM NEW          247361702  32,705     2,853,827 SH        SHARED-DEFINED  1,2,3       2,853,827
DINEEQUITY INC                COM              254423106   2,546       220,200 SH        SHARED-DEFINED  1,2,3         220,200
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109   1,636       180,000 SH        SHARED-DEFINED  1,2,3         180,000
FRONTIER OIL CORP             COM              35914P105   7,578       600,000 SH        SHARED-DEFINED  1,2,3         600,000
GATX CORP                     COM              361448103   2,145        69,245 SH        SHARED-DEFINED  1,2,3          69,245
GILDAN ACTIVEWEAR INC         COM              375916103   2,352       200,000 SH        SHARED-DEFINED  1,2,3         200,000
GOODYEAR TIRE & RUBR CO       COM              382550101     597       100,000 SH        SHARED-DEFINED  1,2,3         100,000
GOOGLE INC                    CL A             38259P508   3,384        11,000 SH        SHARED-DEFINED  1,2,3          11,000
GRAFTECH INTL LTD             COM              384313102  38,372     4,612,025 SH        SHARED-DEFINED  1,2,3       4,612,025
HILLTOP HOLDINGS INC          COM              432748101     974       100,000 SH        SHARED-DEFINED  1,2,3         100,000
INTEL CORP                    COM              458140100   2,895       197,484 SH        SHARED-DEFINED  1,2,3         197,484
INTERCONTINENTALEXCHANGE INC  COM              45865V100   1,649        20,000 SH        SHARED-DEFINED  1,2,3          20,000
INTREPID POTASH INC           COM              46121Y102   4,316       207,820 SH        SHARED-DEFINED  1,2,3         207,820
ISHARES TR                    FTSE XNHUA IDX   464287184   2,909       100,000 SH        SHARED-DEFINED  1,2,3         100,000
LENNAR CORP                   CL A             526057104   7,264       837,777 SH        SHARED-DEFINED  1,2,3         837,777
LOCKHEED MARTIN CORP          COM              539830109   4,204        50,000 SH        SHARED-DEFINED  1,2,3          50,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP   559080106   1,511        50,000 SH        SHARED-DEFINED  1,2,3          50,000
MOSAIC CO                     COM              61945A107  22,362       646,300 SH        SHARED-DEFINED  1,2,3         646,300
NEXEN INC                     COM              65334H102   9,669       550,000 SH        SHARED-DEFINED  1,2,3         550,000
NUCOR CORP                    COM              670346105   6,930       150,000 SH        SHARED-DEFINED  1,2,3         150,000
NUSTAR ENERGY LP              UNIT COM         67058H102   2,861        69,672 SH        SHARED-DEFINED  1,2,3          69,672
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297  10,942       290,000 SH        SHARED-DEFINED  1,2,3         290,000
QUEST DIAGNOSTICS INC         COM              74834L100  31,945       615,386 SH        SHARED-DEFINED  1,2,3         615,386
RANGE RES CORP                COM              75281A109  35,690     1,037,804 SH        SHARED-DEFINED  1,2,3       1,037,804
RESEARCH IN MOTION LTD        COM              760975102     406        10,000 SH        SHARED-DEFINED  1,2,3          10,000
SBA COMMUNICATIONS CORP       COM              78388J106   4,896       300,001 SH        SHARED-DEFINED  1,2,3         300,001
SLM CORP                      COM              78442P106   2,670       300,000 SH        SHARED-DEFINED  1,2,3         300,000
SPDR GOLD TRUST               GOLD SHS         78463V107  60,616       700,600 SH        SHARED-DEFINED  1,2,3         700,600
TALISMAN ENERGY INC           COM              87425E103     999       100,000 SH        SHARED-DEFINED  1,2,3         100,000
TERRA INDS INC                COM              880915103  16,072       964,101 SH        SHARED-DEFINED  1,2,3         964,101
TRANSOCEAN LTD                SHS              G90073100  26,581       562,554 SH        SHARED-DEFINED  1,2,3         562,554
UNION PAC CORP                COM              907818108  11,950       250,000 SH        SHARED-DEFINED  1,2,3         250,000
UNITEDHEALTH GROUP INC        COM              91324P102   3,990       150,000 SH        SHARED-DEFINED  1,2,3         150,000
VALIDUS HOLDINGS LTD          COM SHS          G9319H102   1,308        50,000 SH        SHARED-DEFINED  1,2,3          50,000
VORNADO RLTY TR               SH BEN INT       929042109   3,018        50,000 SH        SHARED-DEFINED  1,2,3          50,000
WELLPOINT INC                 COM              94973V107   6,320       150,000 SH        SHARED-DEFINED  1,2,3         150,000
WYETH                         COM              983024100   1,876        50,000 SH        SHARED-DEFINED  1,2,3          50,000
YAHOO INC                     COM              984332106     488        40,000 SH        SHARED-DEFINED  1,2,3          40,000



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